1. NATURE AND CONTINUANCE OF BUSINESS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Notes to Financial Statements
Deficit accumulated during the exploration stage	$ 4,437,953	$ 4,826,204	$ 1,030,196
Working capital deficiency	$ 51,092
Common stock issued to private placement,	1,334,000
Shares issued for services	550,000
Shares issued under equity line	323,928
Exercise of warrants	556,182
Total outstanding shares	52,501,110	53,320,040	49,737,000